Unaudited interim consolidated statements of cash flows - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities
Receipts from Bitcoin mining activities	$ 29,945	$ 30,579
Payments to suppliers (inclusive of GST)	(32,318)	(17,814)
Total receipts (payments)	(2,373)	12,765
Interest received	254	0
Interest paid	(4,144)	(1,388)
Net cash from/(used in) operating activities	(6,263)	11,377
Cash Flows from Investing Activities
Payments for property, plant and equipment	(54,653)	(18,731)
Payments for mining hardware	(10,003)	(95,795)
Repayment of loan issued by the Group	2,244	0
Prepayments and deposits	(4,919)	0
Proceeds from sale of assets	16,616	0
Net cash used in investing activities	(50,715)	(114,526)
Cash Flows from Financing Activities
Proceeds from hybrid financial instruments	0	107,845
Capital raising costs	(214)	(1,963)
Repayment of borrowings	(9,432)	(1,048)
Proceeds (net of underwriting fees) from Initial Public Offering	0	215,331
Payment of borrowing transaction costs	(200)	0
Repayment of lease liabilities	(108)	(3)
Net cash from/(used in) financing activities	(9,954)	320,162
Net increase/(decrease) in cash and cash equivalents	(66,932)	217,013
Cash and cash equivalents at the beginning of the period	109,970	38,990
Effects of exchange rate changes on cash and cash equivalents	(2,377)	(1,022)
Cash and cash equivalents at the end of the period	$ 40,661	$ 254,981